Significant accounting policies - Additional information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Significant accounting policies
Number of reportable segments | segment	1
Bad debt expense | $	$ 0	$ 0